Subsequent events - Suspension of facilities Operation in Fulin, Chongqing (Details) - Suspension of facilities Operation in Fulin, Chongqing $ in Millions	Mar. 05, 2021 m² item	Dec. 31, 2020 USD ($)	Dec. 31, 2019
Subsequent events
Amount of assets held by facility | $		$ 3.7
Percentage of facility assets on total assets		4.40%
Percentage of facility revenue from total revenue		35.90%	95.30%
Subsequent events
Subsequent events
Processing area of facility (in square meters)	4,000
Number of refrigerator houses | item	7
Area of refrigerator houses (in square meters)	2,200
Area of offices and dormitories (in square meters)	3,000
Area of boiler rooms (in square meters)	200
Total area of processing facility (in square meters)	28,000